ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued payroll and welfare	$3,822,426	$2,526,701
Accrued professional fees	928,957	700,000
Guarantee Deposit	131,473	62,507
Other tax payable	1,196,931	1,830,815
Interest payable	530,502	612,968
Government subsidy	757,310	882,640
Others	1,796,923	1,001,824

Total	$9,164,522	$7,617,455